Schedule of Investments
(unaudited)
October 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
BMW Vehicle Lease Trust
Series 2025-2, Class A2A, 3.94%, 11/26/27 . USD 3,980 $ 3,975,919
Series 2025-2, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.31%), 4.54%,
11/26/27
(a)
..................... 2,920 2,919,979
BMW Vehicle Owner Trust, Series 2024-A, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.34%), 4.52%, 02/25/27
(a)
............ 194 194,165
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ...... 1,379 1,380,383
CNH Equipment Trust
Series 2024-B, Class A2A, 5.42%, 10/15/27 . 422 423,098
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.40% Floor + 0.40%), 4.63%,
10/15/27
(a)
..................... 369 368,891
Ford Credit Auto Lease Trust, Series 2024-B,
Class A2A, 5.18%, 02/15/27 ........... 277 276,913
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 . 121 120,851
Series 2024-B, Class A2A, 5.40%, 04/15/27 . 552 553,502
Series 2025-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.30%), 4.53%,
06/15/28
(a)
..................... 2,558 2,556,986
Hyundai Auto Lease Securitization Trust
(b)
Series 2024-B, Class A2A, 5.51%, 10/15/26 . 340 340,204
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.45% Floor + 0.45%), 4.68%,
10/15/26
(a)
..................... 165 164,953
Hyundai Auto Receivables Trust
(a)
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.37%), 4.60%,
06/15/27 ...................... 563 562,779
Series 2025-C, Class A2B, (SOFR 30 day
Average + 0.35%), 4.58%, 07/17/28 .... 2,537 2,538,134
Toyota Auto Receivables Owner Trust
Series 2025-D, Class A2A, 3.89%, 08/15/28 . 2,192 2,189,628
Series 2025-D, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.32%), 4.50%,
08/15/28
(a)
..................... 1,555 1,554,996
Toyota Lease Owner Trust, Series 2025-B, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.34%), 4.52%, 05/22/28
(a) (b)
........... 1,583 1,581,793
USAA Auto Owner Trust
(b)
Series 2024-A, Class A2, 5.25%, 03/15/27 .. 249 249,634
Series 2025-A, Class A2, 3.98%, 03/15/28 .. 1,750 1,749,084
Volkswagen Auto Lease Trust, Series 2025-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 4.55%, 04/20/28
(a)
....... 2,281 2,280,548
Total Asset-Backed Securities — 2 .5%
(Cost: $ 25,986,473 ) ............................... 25,982,440
Corporate Bonds
Aerospace & Defense — 0.3%
General Dynamics Corp., 3.50%, 04/01/27 ... 1,970 1,961,573
RTX Corp., 5.00%, 02/27/26 ............ 1,595 1,597,565
3,559,138
Automobiles — 2.9%
(b)
BMW US Capital LLC
4.65% , 08/13/26 ................... 1,175 1,179,691
(SOFR Index + 0.80%), 5.11% , 08/13/26
(a)
. 2,770 2,779,536
Hyundai Capital America
5.45% , 06/24/26 ................... 2,005 2,019,282
5.25% , 01/08/27 ................... 2,625 2,652,302
4.85% , 03/25/27 ................... 3,030 3,052,709
Security
Par (000)
Par (000) Value
Automobiles (continued)
(1-day SOFR at 0.00% Floor + 1.12%),
5.41% , 06/23/27
(a)
................ USD 2,835 $ 2,849,395
(1-day SOFR at 0.00% Floor + 1.03%),
5.32% , 09/24/27
(a)
................ 2,965 2,980,158
Mercedes-Benz Finance North America LLC
4.90% , 01/09/26 ................... 3,150 3,154,043
4.88% , 07/31/26 ................... 2,840 2,857,076
Volkswagen Group of America Finance LLC
(1-day SOFR + 0.83%), 5.12% , 03/20/26
(a)
. 3,140 3,142,795
4.45% , 09/11/27 ................... 3,280 3,286,640
29,953,627
Banks — 13.0%
ASB Bank Ltd., 5.35%, 06/15/26
(b)
......... 2,925 2,946,752
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 .................. 3,245 3,247,115
Bank of America Corp., 3.50%, 04/19/26 ..... 6,380 6,364,197
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 ................... 4,800 4,808,131
5.09% , 01/23/27 ................... 3,140 3,174,034
BPCE SA
(b)
5.10% , 01/26/26 ................... 3,140 3,145,228
5.20% , 01/18/27 ................... 2,010 2,034,354
Citibank NA
4.93% , 08/06/26 ................... 4,420 4,446,697
(1-day SOFR + 0.71%), 5.02% , 11/19/27
(a)
. 8,450 8,465,922
Commonwealth Bank of Australia
(1-day SOFR at 0.00% Floor + 0.46%),
4.76% , 11/27/26
(a) (b)
............... 2,770 2,768,946
4.42% , 03/14/28 ................... 3,035 3,071,681
Cooperatieve Rabobank UA
(1-day SOFR + 0.59%), 4.89% , 05/27/27
(a)
. 6,210 6,233,218
4.88% , 01/21/28 ................... 5,610 5,735,499
JPMorgan Chase & Co., (1-day SOFR + 0.89%),
1.58%, 04/22/27
(a)
................. 4,000 3,951,029
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 4.93%, 10/15/27
(a)
............ 8,770 8,799,116
National Australia Bank Ltd.
4.75% , 12/10/25 ................... 2,160 2,160,480
(1-day SOFR + 0.55%), 4.82% , 01/29/26
(a) (b)
5,150 5,152,792
(1-day SOFR + 0.50%), 4.80% , 03/06/28
(a) (b)
2,805 2,814,469
National Securities Clearing Corp., 4.35%,
05/20/27
(b)
...................... 5,715 5,753,223
NatWest Markets plc, 4.79%, 03/21/28
(b)
..... 4,220 4,283,467
Nordea Bank Abp
(b)
5.00% , 03/19/27 ................... 3,150 3,195,188
(1-day SOFR + 0.70%), 4.99% , 03/17/28
(a)
. 2,210 2,222,233
PNC Bank NA
(a)
(1-day SOFR + 0.50%), 4.75% , 01/15/27 .. 2,765 2,765,781
(1-day SOFR + 0.63%), 4.54% , 05/13/27 .. 4,240 4,246,111
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
...................... 6,205 6,264,609
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ....................... 4,800 4,811,486
Sumitomo Mitsui Trust Bank Ltd., 4.45%,
09/10/27
(b)
...................... 2,770 2,789,620
Truist Bank, (1-day SOFR + 0.59%), 4.67%,
05/20/27
(a)
...................... 4,955 4,965,434
United Overseas Bank Ltd., (SOFR Index +
0.58%), 4.83%, 04/02/28
(a) (b)
........... 3,035 3,044,976
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 2,010 2,026,714
(1-day SOFR + 0.78%), 5.05% , 01/24/28 .. 2,980 2,987,486
Wells Fargo Bank NA, 4.81%, 01/15/26 ..... 3,150 3,152,048

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Westpac Banking Corp., (1-day SOFR + 0.50%),
4.80%, 03/06/28
(a) (b)
................ USD 2,900 $ 2,903,890
134,731,926
Capital Markets — 3.0%
Bank of New York Mellon Corp. (The), (SOFR
Index + 0.68%), 4.98%, 06/09/28
(a)
....... 9,240 9,242,402
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.77%), 5.06% , 03/18/27 .. 3,150 3,154,933
(1-day SOFR + 0.78%), 5.28% , 03/18/27 .. 3,150 3,161,680
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
..... 1,990 2,020,306
Morgan Stanley, 3.63%, 01/20/27 ......... 9,000 8,966,079
State Street Bank & Trust Co., (1-day SOFR +
0.46%), 4.76%, 11/25/26
(a)
............ 1,135 1,139,276
UBS AG, (1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
...................... 3,420 3,447,061
31,131,737
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 ... 2,155 2,190,368
Consumer Finance — 4.0%
American Express Co., (1-day SOFR + 0.75%),
5.02%, 04/23/27
(a)
................. 3,050 3,054,402
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.50%),
4.75% , 01/12/26 ................. 3,010 3,011,395
(1-day SOFR at 0.00% Floor + 0.55%),
4.86% , 05/21/26 ................. 2,200 2,202,248
(1-day SOFR at 0.00% Floor + 0.65%),
4.90% , 07/15/26 ................. 5,000 5,005,388
(SOFR Index + 0.72%), 5.00% , 10/05/26 .. 2,000 2,004,878
Caterpillar Financial Services Corp.
4.50% , 01/07/27 ................... 2,780 2,799,257
(1-day SOFR + 0.38%), 4.66% , 01/07/27
(a)
. 2,155 2,157,207
Hyundai Capital Services, Inc., 5.25%, 01/22/28
(b)
5,790 5,905,895
John Deere Capital Corp.
4.50% , 01/08/27 ................... 2,780 2,799,653
4.20% , 07/15/27 ................... 1,165 1,171,866
Toyota Motor Credit Corp.
(1-day SOFR + 0.30%), 4.57% , 02/24/26
(a)
. 5,850 5,850,510
(SOFR Index + 0.45%), 4.73% , 04/10/26
(a)
. 2,950 2,953,281
5.20% , 05/15/26 ................... 2,975 2,993,036
41,909,016
Electric Utilities — 1.1%
Florida Power & Light Co., 4.45%, 05/15/26 ... 1,915 1,918,024
NextEra Energy Capital Holdings, Inc.
(SOFR Index + 0.76%), 5.03% , 01/29/26
(a)
. 3,130 3,133,982
4.69% , 09/01/27 ................... 1,790 1,809,329
4.85% , 02/04/28 ................... 2,235 2,275,524
Wisconsin Public Service Corp., 5.35%, 11/10/25 2,720 2,720,095
11,856,954
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp.
4.75% , 03/30/26 ................... 750 751,944
5.05% , 04/05/27 ................... 2,755 2,794,203
(1-day SOFR + 0.53%), 4.77% , 11/15/27
(a)
. 3,725 3,732,081
7,278,228
Entertainment — 0.6%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 . 6,040 5,955,867
Financial Services — 4.1%
Equitable America Global Funding
(b)
3.95% , 09/15/27 ................... 830 828,870
(1-day SOFR + 0.71%), 5.00% , 09/15/27
(a)
. 3,115 3,117,684
JPMorgan Chase Bank NA, 5.11%, 12/08/26 .. 3,030 3,066,038
Security
Par (000)
Par (000) Value
Financial Services (continued)
National Rural Utilities Cooperative Finance
Corp.
(1-day SOFR + 0.33%), 4.60% , 10/30/26
(a)
. USD 2,690 $ 2,690,583
(1-day SOFR + 0.58%), 4.84% , 11/22/26
(a)
. 7,550 7,572,010
4.75% , 02/07/28 ................... 1,350 1,369,613
Nationwide Building Society, 1.50%, 10/13/26
(b)
8,900 8,695,748
NTT Finance Corp., 4.57%, 07/16/27
(b)
...... 2,865 2,886,532
PayPal Holdings, Inc.
4.45% , 03/06/28 ................... 1,305 1,317,903
(1-day SOFR + 0.67%), 4.97% , 03/06/28
(a)
. 2,080 2,086,507
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
...................... 8,750 8,901,798
42,533,286
Food Products — 0.3%
Mars, Inc., 4.45%, 03/01/27
(b)
........... 3,370 3,391,773
Health Care Equipment & Supplies — 0.6%
Stryker Corp., 4.55%, 02/10/27 .......... 5,935 5,972,363
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 ... 850 854,504
Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., 4.20%, 07/15/27 ... 3,030 3,039,393
Starbucks Corp., 4.85%, 02/08/27 ......... 3,130 3,156,297
6,195,690
Insurance — 6.1%
(b)
Athene Global Funding
(a)
(SOFR Index at 0.00% Floor + 0.75%),
5.03% , 07/16/26 ................. 3,810 3,818,039
(1-day SOFR at 0.00% Floor + 0.68%),
4.99% , 08/10/26 ................. 3,065 3,070,364
(SOFR Index at 0.00% Floor + 0.95%),
5.25% , 03/06/28 ................. 11,065 11,079,384
MassMutual Global Funding II, 4.45%, 03/27/28 5,448 5,495,669
Metropolitan Life Global Funding I, 4.15%,
08/25/28 ....................... 1,295 1,298,333
Northwestern Mutual Global Funding
4.49% , 03/21/28 ................... 3,940 3,980,931
4.13% , 08/25/28 ................... 1,425 1,431,229
Pacific Life Global Funding II
(a)
(1-day SOFR + 0.48%), 4.79% , 02/04/27 .. 6,635 6,642,123
(1-day SOFR + 0.60%), 4.87% , 01/27/28 .. 5,000 5,005,140
Principal Life Global Funding II
4.60% , 08/19/27 ................... 2,910 2,936,331
4.25% , 08/18/28 ................... 1,125 1,128,024
Protective Life Global Funding
(1-day SOFR + 0.50%), 4.77% , 07/22/26
(a)
. 8,460 8,465,821
4.99% , 01/12/27 ................... 3,150 3,180,743
(1-day SOFR at 0.00% Floor + 0.85%),
5.15% , 09/11/28
(a)
................ 5,440 5,455,015
62,987,146
IT Services — 0.8%
Accenture Capital, Inc., 3.90%, 10/04/27 ..... 2,015 2,019,246
International Business Machines Corp., 3.30%,
05/15/26 ....................... 6,070 6,047,481
8,066,727
Machinery — 0.6%
Daimler Truck Finance North America LLC
(b)
5.00% , 01/15/27 ................... 2,260 2,280,934
4.30% , 08/12/27 ................... 1,620 1,623,650
4.95% , 01/13/28 ................... 1,775 1,798,000
5,702,584

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.2%
Rio Tinto Finance USA plc
4.38% , 03/12/27 ................... USD 1,040 $ 1,046,545
(SOFR Index + 0.84%), 5.13% , 03/14/28
(a)
. 1,395 1,408,890
2,455,435
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.
(1-day SOFR at 0.00% Floor + 0.49%),
4.80% , 02/20/26
(a)
................ 2,055 2,056,747
4.95% , 02/20/26 ................... 4,495 4,506,284
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/26 ....................... 5,302 5,310,151
11,873,182
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 4.21%, 09/24/26 3,040 3,048,085
Specialty Retail — 0.5%
Home Depot, Inc. (The), 5.15%, 06/25/26 .... 2,900 2,922,032
Lowe's Cos., Inc., 4.80%, 04/01/26 ........ 1,760 1,763,472
4,685,504
Trading Companies & Distributors — 0.1%
Mitsubishi Corp., 4.00%, 09/09/28
(b)
........ 1,035 1,035,243
Total Corporate Bonds — 41 .2%
(Cost: $ 425,276,795 ) .............................. 427,368,383
Foreign Agency Obligations
Australia — 0.6%
NBN Co. Ltd. , 4.00% , 10/01/27
(b)
.......... 5,925 5,898,715
Canada — 0.2%
CDP Financial, Inc. , 4.50% , 02/13/26
(b)
...... 2,523 2,525,164
Total Foreign Agency Obligations — 0 .8%
(Cost: $ 8,440,185 ) ............................... 8,423,879
Municipal Bonds
New York — 0 .3%
New York City Transitional Finance Authority
Future Tax Secured , Series 2025J, Sub-Series
J-2 , RB , 4.51% , 11/01/26 ............. 2,835 2,852,497
Other — 0 .1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-11 , RB , VRDN ( Barclays Bank plc LOC ) ,
4.35% , 11/06/25
(b) (c) (d)
................ 720 720,000
Total Municipal Bonds — 0 .4%
(Cost: $ 3,555,000 ) ............................... 3,572,497
U.S. Treasury Obligations
U.S. Treasury Notes
4.88% , 11/30/25 ................... 3,080 3,081,742
1.63% , 02/15/26 ................... 2,580 2,563,346
3.75% , 08/31/26 ................... 5,815 5,813,773
3.50% , 09/30/26 ................... 2,930 2,923,224
4.13% , 10/31/26 ................... 13,355 13,403,621
Total U.S. Treasury Obligations — 2 .7%
(Cost: $ 27,682,749 ) ............................... 27,785,706
Total Long-Term Investments — 47.6%
(Cost: $ 490,941,202 ) .............................. 493,132,905
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Certificates of Deposit — 14.8%
Yankee — 14.8%
(e)
Banco Santander SA, New York
(1-day SOFR + 0.25%), 4.52% , 03/05/26
(a)
.. USD 6,240 $ 6,242,333
4.44% , 05/26/26 ................... 7,020 7,035,034
Bank of Nova Scotia (The), Houston , (1-
day SOFR at 0.00% Floor + 0.27%),
4.31% , 03/18/26
(a)
.................. 4,170 4,171,879
BNP Paribas SA, New York , (1-day SOFR +
0.25%), 4.29% , 11/20/25
(a)
............. 11,840 11,840,947
Canadian Imperial Bank of Commerce, New
York
(a)
(1-day SOFR at 0.00% Floor + 0.31%),
4.35% , 02/06/26 ................. 3,000 3,001,735
(1-day SOFR at 0.00% Floor + 0.30%),
4.34% , 02/09/26 ................. 7,090 7,093,933
(1-day SOFR at 0.00% Floor + 0.40%),
4.44% , 11/09/26 ................. 5,200 5,201,446
Cooperatieve Rabobank UA, New York , (1-day
SOFR + 0.26%), 4.30% , 04/08/26
(a)
...... 2,750 2,751,269
Credit Agricole Corporate & Investment Bank SA,
New York , 4.39% , 07/31/26 ............ 9,420 9,443,984
Credit Industriel et Commercial, New York ,
4.44% , 05/12/26 ................... 6,000 6,010,404
Deutsche Bank AG, New York , 4.40% , 07/17/26 8,730 8,752,288
Korea Development Bank (The), New York ,
4.40% , 03/02/26 ................... 5,750 5,755,265
Lloyds Bank Corporate Markets plc, New York ,
4.41% , 05/15/26 ................... 6,090 6,100,676
Mizuho Bank Ltd., New York
(1-day SOFR + 0.30%), 4.57% , 11/12/25
(a)
.. 5,000 5,000,483
4.61% , 01/14/26 ................... 6,500 6,505,918
(1-day SOFR + 0.34%), 4.61% , 02/18/26
(a)
.. 8,750 8,755,209
MUFG Bank Ltd., New York
(a)
(1-day SOFR + 0.25%), 4.52% , 11/26/25 ... 6,000 6,000,688
(1-day SOFR + 0.25%), 4.52% , 12/03/25 ... 3,900 3,900,560
Natixis SA, New York
4.44% , 11/04/25 ................... 5,600 5,600,274
4.43% , 05/13/26 ................... 4,460 4,467,982
Svenska Handelsbanken AB, New York , (1-day
SOFR + 0.40%), 4.67% , 04/22/26
(a)
...... 3,500 3,503,412
Svenska Handelsbanken, New York , (1-
day SOFR at 0.00% Floor + 0.21%),
4.48% , 12/12/25
(a)
.................. 7,190 7,191,114
Toronto-Dominion Bank (The), New York
(a)
(1-day SOFR + 0.30%), 4.57% , 03/20/26 ... 4,710 4,712,507
(1-day SOFR + 0.35%), 4.62% , 06/04/26 ... 8,720 8,725,158
UBS AG, Stamford , (1-day SOFR + 0.35%),
4.66% , 11/03/25
(a)
.................. 5,000 5,000,212
152,764,710
Total Certificates of Deposit — 14 .8%
(Cost: $ 152,630,000 ) .............................. 152,764,710
Commercial Paper — 25.7%
American Honda Finance Corp.
(f)
4.25% , 12/05/25 ................... 1,530 1,523,845
4.19% , 01/08/26 ................... 2,640 2,618,892
4.19% , 01/09/26 ................... 2,790 2,767,378
ANZ New Zealand International Ltd.
(b)(f)
4.41% , 02/17/26 ................... 2,190 2,164,241
4.14% , 06/04/26 ................... 9,950 9,719,439
Australia & New Zealand Banking Group Ltd.
(1-day SOFR + 0.28%), 4.32% , 05/11/26
(a) (b)
. 6,660 6,662,212

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Automatic Data Processing, Inc. , 4.00% ,
11/05/25
(b) (f)
....................... USD 5,000 $ 4,997,234
Bay Square Funding LLC , 4.15% , 01/06/26
(b) (f)
. 2,210 2,193,753
BofA Securities, Inc. , 4.02% , 06/05/26
(b) (f)
..... 4,750 4,638,183
Brookfield Renewable Partners LP
(b)(f)
4.33% , 11/06/25 ................... 840 839,423
4.35% , 11/13/25 ................... 1,100 1,098,369
4.28% , 11/25/25 ................... 2,745 2,737,191
Chevron Corp. , 4.30% , 01/27/26
(b) (f)
......... 2,720 2,694,313
Citigroup Global Markets, Inc. , 4.41% ,
02/10/26
(b) (f)
....................... 2,260 2,234,604
Credit Agricole Corporate & Investment Bank ,
4.40% , 02/20/26
(f)
.................. 3,010 2,972,927
CRH America Finance, Inc. , 4.31% , 11/05/25
(b) (f)
2,210 2,208,742
Danske Bank A/S
(b)(f)
4.41% , 11/05/25 ................... 6,380 6,376,478
4.54% , 01/15/26 ................... 7,000 6,941,283
4.42% , 05/15/26 ................... 8,120 7,946,731
DNB Bank ASA , 4.20% , 05/01/26
(b) (f)
........ 4,485 4,396,543
Enbridge US, Inc. , 4.25% , 11/13/25
(b) (f)
....... 2,700 2,695,998
Extra Space Storage LP , 4.25% , 11/20/25
(b) (f)
.. 2,250 2,244,812
Glencore Funding LLC
(b)(f)
4.31% , 11/17/25 ................... 4,860 4,850,426
4.25% , 11/18/25 ................... 11,200 11,176,643
HSBC Bank plc (1-day SOFR + 0.30%), 4.57% ,
02/24/26
(a) (b)
...................... 2,000 2,000,823
HSBC USA, Inc.
(b)(f)
4.84% , 02/03/26 ................... 7,800 7,716,500
4.61% , 05/19/26 ................... 9,730 9,513,237
Intrepid Funding Co. LLC , 4.47% , 04/30/26
(b) (f)
. 6,780 6,646,040
Lloyds Bank plc , 3.95% , 07/02/26
(f)
......... 15,160 14,764,271
Macquarie Bank Ltd.
(b)
(1-day SOFR + 0.25%), 4.52% , 11/20/25
(a)
.. 6,220 6,220,607
4.50% , 12/09/25
(f)
.................. 2,860 2,847,786
4.62% , 01/13/26
(f)
.................. 3,110 3,084,770
Macquarie Group Ltd. , 4.21% , 01/08/26
(b) (f)
.... 4,030 3,999,451
MUFG Bank Ltd. , 4.02% , 06/02/26
(f)
........ 3,810 3,721,475
National Bank of Canada
(b)(f)
4.51% , 01/16/26 ................... 9,330 9,251,341
4.39% , 07/29/26 ................... 4,080 3,963,585
NextEra Energy Capital Holdings, Inc.
(b)(f)
4.25% , 11/19/25 ................... 1,000 997,840
4.20% , 12/05/25 ................... 5,370 5,348,568
Nutrien Ltd.
(b)(f)
4.23% , 11/14/25 ................... 1,750 1,747,204
4.24% , 11/17/25 ................... 2,935 2,929,305
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
4.24% , 11/18/25 ................... USD 1,120 $ 1,117,697
4.21% , 11/26/25 ................... 6,380 6,360,904
Penske Truck Leasing Co. LP
(b)(f)
4.23% , 11/12/25 ................... 1,060 1,058,520
4.31% , 12/08/25 ................... 2,720 2,707,855
Pure Grove Funding
(b)(f)
4.50% , 11/18/25 ................... 6,500 6,487,078
4.33% , 02/04/26 ................... 4,000 3,957,568
4.42% , 02/25/26 ................... 6,400 6,317,008
3.98% , 09/10/26 ................... 5,320 5,141,464
Salisbury Receivables Co. LLC , 4.52% ,
11/03/25
(b) (f)
....................... 7,790 7,787,422
Spire, Inc. , 4.27% , 11/10/25
(b) (f)
............ 2,170 2,167,512
Standard Chartered Bank , 4.44% , 05/21/26
(b) (f)
. 9,370 9,162,230
Sumitomo Corp. of Americas , 4.27% , 11/21/25
(f)
1,265 1,261,979
Verto Capital I Compartment A , 4.35% ,
12/03/25
(b) (f)
....................... 9,250 9,215,914
VW Credit, Inc.
(b)(f)
4.57% , 11/03/25 ................... 1,020 1,019,650
4.33% , 11/19/25 ................... 1,280 1,277,220
4.26% , 01/06/26 ................... 2,105 2,088,838
4.36% , 03/20/26 ................... 5,860 5,766,591
4.26% , 07/01/26 ................... 3,070 2,985,970
Western Union Co. (The) , 4.00% , 11/03/25
(b) (f)
.. 4,000 3,998,658
Westpac Banking Corp. (1-day SOFR + 0.22%),
4.26% , 12/18/25
(a) (b)
................. 3,290 3,290,554
Total Commercial Paper — 25 .7%
(Cost: $ 266,499,449 ) .............................. 266,623,095
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.94%
(g) (h)
................... 178,152 178,152
Total Money Market Funds — 0.0%
(Cost: $ 178,152 ) ................................. 178,152
Total Repurchase Agreements — 11 .9%
(Cost: $ 123,720,000 ) .............................. 123,720,000
Total Short-Term Securities — 52.4%
(Cost: $ 543,027,601 ) .............................. 543,285,957
Total Investments — 100 .0%
(Cost: $ 1,033,968,803 ) ............................ 1,036,418,862
Other Assets Less Liabilities — 0.0% .................... 99,053
Net Assets — 100.0% ...............................
$ 1,036,517,915
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 372,041 $ — $ (193,889)
(a)
$ — $ — $ 178,152 178,152 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .16%
(a)
10/31/25 12/08/25 $ 12,250 $ 12,250,000 $ 12,303,791
Corporate/Debt
Obligations, 0.50% to
5.90%, due 07/18/34 to
10/25/56 ......... $ 86,864,374 $ 13,107,500
4 .37
(a)
10/31/25 02/06/26 4,000 4,000,000 4,047,584
Corporate/Debt
Obligations, 0.00% to
8.34%, due 04/15/30 to
04/26/49 ......... 97,547,569 4,600,000
– –
$ 16,250,000 $ 17,707,500
– –
BNP Paribas SA .... 4 .41
(a)
10/31/25 02/06/26 8,250 8,250,000 8,349,041
Corporate/Debt
Obligations, 3.63% to
14.38%, due 09/30/26
to 01/15/84 ....... 17,144,028 9,273,680
– –
Citigroup Global Markets,
Inc. ........... 4 .35
(a)
10/31/25 01/04/26 13,000 13,000,000 13,102,104
Corporate/Debt
Obligation, 5.86%, due
05/21/40 ......... 13,945,000 13,910,249
4 .37
(a)
10/31/25 02/03/26 6,000 6,000,000 6,069,192
Corporate/Debt
Obligations, 6.00%, due
10/15/37 to 06/25/57 1,018,476,736 6,420,000
– –
$ 19,000,000 $ 20,330,249
– –
Deutsche Bank
Securities, Inc. ... 4 .32
(a)
10/31/25 01/07/26 3,500 3,500,000 3,528,560
Corporate/Debt
Obligations, 1.14% to
12.75%, due 04/15/27
to 10/17/45 ....... 14,351,429 4,224,187
– –
Goldman Sachs & Co.
LLC ........... 4 .56
(a)
10/31/25 06/06/26 20,000 20,000,000 20,552,267
Corporate/Debt
Obligations, 10.00%,
due 07/21/26 to
06/25/65 ......... 767,887,333 22,011,897
– –
JP Morgan Securities
LLC ........... 4 .12
(a)
10/31/25 11/10/25 6,220 6,220,000 6,227,118
Corporate/Debt
Obligations, 3.75% to
7.50%, due 12/01/27 to
03/15/30 ......... 19,044,000 6,966,422
– –
Mizuho Securities USA
LLC ........... 4 .32
(a)
10/31/25 12/08/25 3,500 3,500,000 3,515,960
Corporate/Debt
Obligations, 5.66% to
5.82%, due 07/17/34 to
02/25/60 ......... 3,753,976 3,745,000
4 .42
(a)
10/31/25 02/02/26 19,000 19,000,000 19,219,281
Corporate/Debt
Obligations, 3.11% to
6.14%, due 07/15/38 to
07/30/51 ......... 20,641,992 20,330,000
– –
$ 22,500,000 $ 24,075,000
– –
Santander US Capital
Markets LLC ..... 4 .49
(b)
10/31/25 11/03/25 15,500 15,500,000 15,505,800
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 7.50%, due
12/01/25 to 04/01/53 121,619,219 17,075,359
– –
Wells Fargo Securities
LLC ........... 4 .46
(a)
10/31/25 02/11/26 12,500 12,500,000 12,659,507
Corporate/Debt
Obligations, 5.53% to
7.45%, due 12/17/35 to
12/25/68 ......... 13,357,628 13,375,000
– –
$ 123,720,000 $ 135,039,294
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 25,982,440 $ — $ 25,982,440
Corporate Bonds ........................................ — 427,368,383 — 427,368,383
Foreign Agency Obligations ................................. — 8,423,879 — 8,423,879
Municipal Bonds ......................................... — 3,572,497 — 3,572,497
U.S. Treasury Obligations ................................... — 27,785,706 — 27,785,706
Short-Term Securities
Certificates of Deposit ..................................... — 152,764,710 — 152,764,710
Commercial Paper ....................................... — 266,623,095 — 266,623,095
Money Market Funds ...................................... 178,152 — — 178,152
Repurchase Agreements ................................... — 123,720,000 — 123,720,000
$ 178,152 $ 1,036,240,710 $ — $ 1,036,418,862
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes